Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table shows the past three fiscal years’ total compensat io
n for our CEO and other named executive officers (expressed as an average) as set forth in the Summary Compensation Table, the total compensation actually paid (“CAP”) to our CEO and other named executive officers (expressed as an average), our total shareholder return, our peer group’s total shareholder return over the same period, our net income, and our operating profit as it is defined for our Executive Bonus Plan.
Fiscal Year 2022 Pay versus Performance Table

Year	Summary compensation table total for CEO (1) ($)	Compensation actually paid to CEO (3) ($)	Average summary compensation table total for other NEOs (2) ($)	Average compensation actually paid to other NEOs (3) ($)	Total shareholder return (4) ($)	Peer group total shareholder return (4) ($)	Net income (in thousands) ($)	Operating Profit (5) (in thousands) ($)
2022	2,098,436	2,185,637	1,157,780	1,210,032	68.64	110.83	279,538	363,000

2021	2,469,929	2,017,197	1,280,518	1,089,491	73.56	148.99	190,908	266,000

2020	3,149,426	1,847,089	1,452,162	905,376	83.52	117.89	270,568	319,000

(1)	The amounts in this column reflect the Summary Compensation Table totals for Mr. Gottwald for fiscal years 2022, 2021 and 2020.

(2)
The amounts in this column reflect the average Summary Compensation Table totals for our non-CEO NEOs. For 2022 and 2021 this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and Jewett. For 2020, this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and Rudolph M. West.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)

2022	CEO	2,098,436	0	163,143	250,428	182,154	2,185,637

	Other NEOs	1,157,780	0	94,788	193,470	150,934	1,210,032

2021	CEO	2,469,929	528,260	223,648	258,096	109,976	2,017,197

	Other NEOs	1,280,518	193,093	93,964	198,990	107,362	1,089,491

2020	CEO	3,149,426	1,132,717	258,645	253,766	(174,499)	1,847,089

	Other NEOs	1,452,162	383,722	109,136	195,565	(75,635)	905,376

(a)
The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table for each appliable year.

(b)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by the executive during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2022	CEO	163,143	0	163,143
	Other NEOs	94,788	0	94,788

2021	CEO	223,648	0	223,648
	Other NEOs	93,694	0	93,694

2020	CEO	258,645	0	258,645
	Other NEOs	109,136	0	109,136

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(d)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following:

(i)	the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)
the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii)	for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)
for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi)
the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

  The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	CEO	248,266	(96,885)	0	0	0	30,773	182,154
	Other NEOs	191,799	(59,261)	0	0	0	18,396	150,934

2021	CEO	224,482	(133,924)	0	0	0	19,418	109,976
	Other NEOs	173,074	(76,117)	0	0	0	10,406	107,362

2020	CEO	242,957	(158,814)	0	(258,642)	0	0	(174,499)
	Other NEOs	188,192	(110,089)	0	(153,738)	0	0	(75,635)

(4)
Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100. The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index.

(5)
The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with GAAP) of $258 million, excluding a charge of $8 million for the bonus expense. The 2020 operating profit of approximately $319 million is based on our 2020 operating profit (calculated in accordance with GAAP) of $312 million, excluding a charge of $7 million for the bonus expense.

Company Selected Measure Name	operating profit
Named Executive Officers, Footnote [Text Block]	The amounts in this column reflect the average Summary Compensation Table totals for our non-CEO NEOs. For 2022 and 2021 this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and Jewett. For 2020, this includes Mrs. Harm, Messrs. Paliotti, Hazelgrove and Rudolph M. West.
Peer Group Issuers, Footnote [Text Block]	The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index
PEO Total Compensation Amount	$ 2,098,436	$ 2,469,929	$ 3,149,426
PEO Actually Paid Compensation Amount	$ 2,185,637	2,017,197	1,847,089
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)

2022	CEO	2,098,436	0	163,143	250,428	182,154	2,185,637

	Other NEOs	1,157,780	0	94,788	193,470	150,934	1,210,032

2021	CEO	2,469,929	528,260	223,648	258,096	109,976	2,017,197

	Other NEOs	1,280,518	193,093	93,964	198,990	107,362	1,089,491

2020	CEO	3,149,426	1,132,717	258,645	253,766	(174,499)	1,847,089

	Other NEOs	1,452,162	383,722	109,136	195,565	(75,635)	905,376

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2022	CEO	163,143	0	163,143
	Other NEOs	94,788	0	94,788

2021	CEO	223,648	0	223,648
	Other NEOs	93,694	0	93,694

2020	CEO	258,645	0	258,645
	Other NEOs	109,136	0	109,136

  The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	CEO	248,266	(96,885)	0	0	0	30,773	182,154
	Other NEOs	191,799	(59,261)	0	0	0	18,396	150,934

2021	CEO	224,482	(133,924)	0	0	0	19,418	109,976
	Other NEOs	173,074	(76,117)	0	0	0	10,406	107,362

2020	CEO	242,957	(158,814)	0	(258,642)	0	0	(174,499)
	Other NEOs	188,192	(110,089)	0	(153,738)	0	0	(75,635)

Non-PEO NEO Average Total Compensation Amount	$ 1,157,780	1,280,518	1,452,162
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,210,032	1,089,491	905,376
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine compensation “actually paid” as reported in the Pay versus Performance table. The following tables detail these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)

2022	CEO	2,098,436	0	163,143	250,428	182,154	2,185,637

	Other NEOs	1,157,780	0	94,788	193,470	150,934	1,210,032

2021	CEO	2,469,929	528,260	223,648	258,096	109,976	2,017,197

	Other NEOs	1,280,518	193,093	93,964	198,990	107,362	1,089,491

2020	CEO	3,149,426	1,132,717	258,645	253,766	(174,499)	1,847,089

	Other NEOs	1,452,162	383,722	109,136	195,565	(75,635)	905,376

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2022	CEO	163,143	0	163,143
	Other NEOs	94,788	0	94,788

2021	CEO	223,648	0	223,648
	Other NEOs	93,694	0	93,694

2020	CEO	258,645	0	258,645
	Other NEOs	109,136	0	109,136

  The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2022	CEO	248,266	(96,885)	0	0	0	30,773	182,154
	Other NEOs	191,799	(59,261)	0	0	0	18,396	150,934

2021	CEO	224,482	(133,924)	0	0	0	19,418	109,976
	Other NEOs	173,074	(76,117)	0	0	0	10,406	107,362

2020	CEO	242,957	(158,814)	0	(258,642)	0	0	(174,499)
	Other NEOs	188,192	(110,089)	0	(153,738)	0	0	(75,635)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Company Financial Performance Measures
The items listed below represent the most important metrics we used to determine CAP for fiscal year 2022 as further described in our Compensation Discussion and Analysis beginning on page 14.
Most Important Performance Measures
Operating Profit
Net Income
EPS

Total Shareholder Return Amount	$ 68.64	73.56	83.52
Peer Group Total Shareholder Return Amount	110.83	148.99	117.89
Net Income (Loss)	$ 279,538,000	$ 190,908,000	$ 270,568,000
Company Selected Measure Amount	363,000	266,000	319,000
PEO Name	Mr. Gottwald
Operating Profit	$ 363,000,000	$ 266,000,000	$ 319,000,000
Bonus Expense	$ 8,000,000	8,000,000	7,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Profit
Non-GAAP Measure Description [Text Block]
(5)
The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with GAAP) of $258 million, excluding a charge of $8 million for the bonus expense. The 2020 operating profit of approximately $319 million is based on our 2020 operating profit (calculated in accordance with GAAP) of $312 million, excluding a charge of $7 million for the bonus expense.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EPS
GAAP [Member]
Pay vs Performance Disclosure [Table]
Operating Profit	$ 355,000,000	258,000,000	312,000,000
PEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(528,260)	(1,132,717)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,143	223,648	258,645
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(250,428)	(258,096)	(253,766)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,154	109,976	(174,499)
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Pension	163,143	223,648	258,645
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Pension	0	0	0
PEO [Member] | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure [Table]
Pension	163,143	223,648	258,645
PEO [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	248,266	224,482	242,957
PEO [Member] | Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(96,885)	(133,924)	(158,814)
PEO [Member] | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	(258,642)
PEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	30,773	19,418	0
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	182,154	109,976	(174,499)
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(193,093)	(383,722)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,788	93,964	109,136
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,470)	(198,990)	(195,565)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	150,934	107,362	(75,635)
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Pension	94,788	93,694	109,136
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Pension	0	0	0
Non-PEO NEO [Member] | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure [Table]
Pension	94,788	93,694	109,136
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	191,799	173,074	188,192
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(59,261)	(76,117)	(110,089)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	(153,738)
Non-PEO NEO [Member] | Fair Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	18,396	10,406	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 150,934	$ 107,362	$ (75,635)